UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-08721

Name of Fund:  BlackRock Technology Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 -   Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


BlackRock Technology Fund, Inc.


SEMI-ANNUAL REPORT
SEPTEMBER 30, 2007    (UNAUDITED)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


BlackRock Technology Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


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BlackRock Technology Fund, Inc.


Table of Contents                                              Page

A Letter to Shareholders                                          3
Semi-Annual Report:
Fund Summary                                                      4
About Fund Performance                                            6
Disclosure of Expenses                                            6
Financial Statements:
   Schedule of Investments                                        7
   Statement of Assets and Liabilities                            9
   Statement of Operations                                       10
   Statements of Changes in Net Assets                           11
Financial Highlights                                             12
Notes to Financial Statements                                    17
Proxy Results                                                    22
BlackRock Fund Information                                       23
Officers and Directors                                           25
Mutual Fund Family                                               26



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:



Total Returns as of September 30, 2007                                              6-month      12-month
U.S. equities (S&P 500 Index)                                                         +8.44%      +16.44%
Small cap U.S. equities (Russell 2000 Index)                                          +1.19       +12.34
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72       +24.86
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31       + 5.14
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15       + 3.10
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56       + 7.62

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT



Fund Summary


Portfolio Management Commentary


  How did the Fund perform?

* BlackRock Technology Fund, Inc., formerly BlackRock Global Technology Fund, Inc., generated a positive return for the six-month period that essentially paced that of the broad market S&P 500 Index, but trailed its composite benchmark.

  What factors influenced performance?

* Both stock selection and industry allocation effects contributed to the underperformance of the composite benchmark.

* The primary detractors were computers & peripherals, semiconductors & semiconductor equipment and Internet software & services. Within these areas, overweight positions in Akamai Technologies, Inc., Qimonda AG and BigBand Networks, Inc. hindered performance. Additionally, comparative returns in these groups suffered from lack of exposure to strong-performing benchmark names such as Apple Inc., Research in Motion Ltd. and Nokia Corp.

* Relative performance got a boost from solid stock picking in the IT services industry, as Fund positions significantly outperformed benchmark holdings. Avoidance of weaker names such as Electronic Data Systems Corp. and Western Union Co., as well as an overweight in Global Payments, Inc., lifted results. Elsewhere, the largest positive contributors at the individual stock level during the period were Internet software & services name Bankrate, Inc., software company SanDisk Corp. and semi-conductor firm NVIDIA Corp.


  Describe recent portfolio activity.

* While there were no major changes in portfolio strategy during the period, the Fund's absolute subsector commitments did change as a result of company-specific buy/sell decisions and the performance of underlying holdings.

* In general, we added to our highest-conviction positions and took some profits in names that were approaching our price targets. One area where we meaningfully increased exposure was the IT services group, adding positions in Cognizant Technology Solutions Corp. and Infosys Technologies Ltd.

* Meanwhile, we pared back our weighting in communications equipment, eliminating stocks that had exhibited any deterioration in fundamentals. Elsewhere, we re-established a sizable position in Monster Worldwide, Inc. and eliminated Ciena Corp. from the portfolio.


  Describe Fund positioning at period-end.

* Compared to its composite benchmark, the Fund's most meaningful overweights were in Internet software & services, software and commercial services & supplies, while its largest underweights were in computers & peripherals, electronic equipment & instruments and communications equipment. From an absolute perspective, the largest industry concentrations at period-end were in semiconductors & semiconductor equipment, software, Internet software & services, communications equipment and computers & peripherals, in that order.

* We are cognizant of the risks to the economy and expect a higher than normal level of volatility in returns in the coming quarters as the market begins to question global economic growth rates. However, we continue to see compelling growth opportunities in high-technology stocks. We continue to focus on those areas that we believe offer the best future growth prospects for our investors, and believe the multi-year valuation contraction experienced with consistently improving fundamentals provides an attractive landscape for the remainder of 2007.



Fund Profile as of September 30, 2007


                                              Percent of
Ten Largest Equity Holdings                    Net Assets

Cognizant Technology Solutions Corp.               5.2%
Yahoo! Inc.                                        5.0
Electronic Arts, Inc.                              5.0
Microsoft Corp.                                    4.6
Google, Inc. Class A                               4.2
Micron Technology, Inc.                            4.2
Cisco Systems, Inc.                                3.9
Network Appliance, Inc.                            3.8
QUALCOMM, Inc.                                     3.5
Intel Corp.                                        3.4



                                              Percent of
                                               Long-Term
Industry Representation                       Investments

Semiconductors & Semiconductor Equipment          23.2%
Software                                          19.7
Internet Software & Services                      16.4
Communications Equipment                          13.5
Computers & Peripherals                           12.9
IT Services                                        9.6
Commercial Services & Supplies                     3.2
Electronic Equipment & Instruments                 0.8
Media                                              0.7

 For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Total Return Based on a $10,000 Investment

A line graph illustrating the growth of a $10,000 investment in Institutional Shares*++ and Investor A Shares*++ compared to a similar investment in S&P 500 (R) Index++++. Values illustrated are as follows:


Institutional Shares*++

Date                                             Value

6/26/1998**                                    $10,000.00
9/30/1998                                      $ 8,880.00
9/30/1999                                      $16,350.00
9/30/2000                                      $26,424.00
9/30/2001                                      $ 6,872.00
9/30/2002                                      $ 4,227.00
9/30/2003                                      $ 7,172.00
9/30/2004                                      $ 6,738.00
9/30/2005                                      $ 7,844.00
9/30/2006                                      $ 7,968.00
9/30/2007                                      $ 9,094.00


Investor A Shares *++

Date                                             Value

6/26/1998**                                    $ 9,475.00
9/30/1998                                      $ 8,414.00
9/30/1999                                      $15,444.00
9/30/2000                                      $24,891.00
9/30/2001                                      $ 6,455.00
9/30/2002                                      $ 3,961.00
9/30/2003                                      $ 6,709.00
9/30/2004                                      $ 6,279.00
9/30/2005                                      $ 7,296.00
9/30/2006                                      $ 7,394.00
9/30/2007                                      $ 8,421.00


S&P 500 (R) Index++++

Date                                             Value

6/26/1998**                                    $10,000.00
9/30/1998                                      $ 9,011.00
9/30/1999                                      $11,517.00
9/30/2000                                      $13,047.00
9/30/2001                                      $ 9,573.00
9/30/2002                                      $ 7,612.00
9/30/2003                                      $ 9,469.00
9/30/2004                                      $10,783.00
9/30/2005                                      $12,104.00
9/30/2006                                      $13,410.00
9/30/2007                                      $15,615.00


   * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

  ** Commencement of operations.

  ++ The Fund invests primarily in equity securities of issuers that, in the opinion of the Manager, derive a substantial portion of their income from products and services in technology-related industries.

++++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.



Performance Summary for the Period Ended September 30, 2007

                                                            Average Annual Total Returns*

                                            1 Year                    5 Years                Since Inception**
                      6-Month      w/o sales      w/sales       w/o sales     w/sales      w/o sales      w/sales
                   Total Returns     charge        charge         charge       charge        charge        charge
Institutional          +8.51%       +14.14%           --          +16.56%         --          -1.02%         --
Investor A             +8.44        +13.89         + 7.91%        +16.28       +15.03%        -1.27        -1.84%
Investor B             +7.83        +12.69         + 8.19         +15.25       +15.02         -1.96        -1.96
Investor C             +7.85        +12.73         +11.73         +15.25       +15.25         -2.11        -2.11
Class R                +8.20        +13.52           --           +16.22         --           -1.41          --
S&P 500 Index          +8.44        +16.44           --           +15.45         --           +4.93          --

 * Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

** The Fund commenced operations on 6/26/98.

   Past performance is not indicative of future results.



Expense Example

                                               Actual                                             Hypothetical**

                          Beginning            Ending          Expenses            Beginning          Ending         Expenses
                        Account Value      Account Value     Paid During         Account Value    Account Value    Paid During
                        April 1, 2007      Sept. 30, 2007    the Period*         April 1, 2007    Sept. 30, 2007   the Period*
Institutional               $1,000           $1,085.10          $ 8.16               $1,000         $1,017.07         $ 7.90
Investor A                  $1,000           $1,084.40          $ 9.61               $1,000         $1,015.68         $ 9.30
Investor B                  $1,000           $1,078.30          $15.44               $1,000         $1,010.04         $14.93
Investor C                  $1,000           $1,078.50          $15.36               $1,000         $1,010.14         $14.83
Class R                     $1,000           $1,082.00          $11.06               $1,000         $1,014.28         $10.70

*  For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.57% for Institutional, 1.85% for Investor A, 2.98% for Investor B, 2.96% for Investor C and
   2.13% for Class R), multiplied by the average account value over the period, multiplied by 182/365
   (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

   See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



About Fund Performance


* Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

* Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

* Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

* Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's manager waived a portion of its fee. Without such waiver, the Fund's returns would have been lower.



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the table on the right is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Schedule of Investments as of September 30, 2007 (Unaudited)  (in U.S. dollars)



                                                       Shares
Common Stocks                                            Held          Value

Commercial Services & Supplies--3.2%

Kenexa Corp. (a)                                       34,000      $  1,046,520
Monster Worldwide, Inc. (a)                           161,800         5,510,908
                                                                   ------------
                                                                      6,557,428

Communications Equipment--13.5%

Acme Packet, Inc. (a)                                  59,800           922,116
BigBand Networks, Inc. (a)                            227,600         1,456,640
Cisco Systems, Inc. (a)                               241,600         7,999,376
Corning, Inc.                                         241,900         5,962,835
F5 Networks, Inc. (a)                                  42,300         1,573,137
Foundry Networks, Inc. (a)                             78,400         1,393,168
Motorola, Inc.                                         62,500         1,158,125
QUALCOMM, Inc.                                        169,900         7,179,974
                                                                   ------------
                                                                     27,645,371

Computers & Peripherals--12.9%

Dell, Inc. (a)                                        214,900         5,931,240
Electronics for Imaging, Inc. (a)                      31,000           832,660
Hewlett-Packard Co.                                    12,100           602,459
Network Appliance, Inc. (a)(e)                        287,100         7,725,861
QLogic Corp. (a)                                      270,800         3,642,260
Seagate Technology                                    220,000         5,627,600
Sun Microsystems, Inc. (a)                            361,300         2,026,893
                                                                   ------------
                                                                     26,388,973

Electronic Equipment & Instruments--0.8%

Celestica, Inc. (a)                                   129,200           789,412
Jabil Circuit, Inc.                                    36,000           822,240
                                                                   ------------
                                                                      1,611,652

IT Services--9.5%

Cognizant Technology Solutions Corp. (a)(e)           134,200        10,705,134
Global Payments, Inc. (e)                             144,100         6,372,102
Infosys Technologies Ltd. (b)                          52,100         2,521,119
                                                                   ------------
                                                                     19,598,355

Internet Software & Services--16.3%

Akamai Technologies, Inc. (a)                         198,200         5,694,286
Bankrate, Inc. (a)                                     32,600         1,503,512
Digital River, Inc. (a)                                28,600         1,279,850
eBay, Inc. (a)                                         44,300         1,728,586
Google, Inc. Class A (a)                               15,200         8,622,504
The Knot, Inc. (a)                                     22,900           486,854
Liquidity Services, Inc. (a)                           45,800           503,342
RealNetworks, Inc. (a)                                299,500         2,030,610
ValueClick, Inc. (a)                                   60,000         1,347,600
Yahoo! Inc. (a)                                       384,300        10,314,612
                                                                   ------------
                                                                     33,511,756



                                                       Shares
Common Stocks                                            Held          Value

Media--0.7%

TiVo, Inc. (a)(e)                                     225,200      $  1,430,020

Semiconductors & Semiconductor
Equipment--23.1%

Advanced Micro Devices, Inc. (a)(e)                   130,400         1,721,280
Applied Micro Circuits Corp. (a)                      501,700         1,585,372
AuthenTec, Inc. (a)                                    84,700           847,000
Intel Corp.                                           266,500         6,891,690
Marvell Technology Group Ltd. (a)(b)                  175,100         2,866,387
Micron Technology, Inc. (a)(e)                        773,200         8,582,520
Microsemi Corp. (a)(e)                                 70,900         1,976,692
Monolithic Power Systems, Inc. (a)                     75,100         1,907,540
Qimonda AG (a)(b)(e)                                  403,600         4,560,680
RF Micro Devices, Inc. (a)                            466,600         3,140,218
SiRF Technology Holdings, Inc. (a)(e)                 204,700         4,370,345
Silicon Image, Inc. (a)                               166,100           855,415
Spansion LLC Class A (a)                              420,200         3,550,690
Spreadtrum Communications, Inc. (a)(b)                113,500         1,611,700
Taiwan Semiconductor Manufacturing Co., Ltd. (b)       81,600           825,792
Texas Instruments, Inc.                                59,500         2,177,105
                                                                   ------------
                                                                     47,470,426

Software--19.6%

Activision, Inc. (a)                                  187,500         4,048,125
Adobe Systems, Inc. (a)                               114,900         5,016,534
Aspen Technology, Inc. (a)                            180,200         2,580,464
CommVault Systems, Inc. (a)                           108,800         2,014,976
Electronic Arts, Inc. (a)(e)                          183,400        10,268,566
Microsoft Corp.                                       320,700         9,447,822
Oracle Corp. (a)                                       44,400           961,260
Red Hat, Inc. (a)                                     100,200         1,990,974
Symantec Corp. (a)(e)                                 205,300         3,978,714
                                                                   ------------
                                                                     40,307,435

Total Common Stocks
(Cost--$214,128,051)--99.6%                                         204,521,416



                                                   Beneficial
Short-Term Securities                                Interest

BlackRock Liquidity Series, LLC Money Market
Series, 5.26% (c)(d)(f)                           $42,139,100        42,139,100

Total Short-Term Securities
(Cost--$42,139,100)--20.5%                                           42,139,100



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Schedule of Investments (concluded)                           (in U.S. dollars)


                                                    Number of
Put Options Purchased                               Contracts          Value

Akamai Technologies, Inc., expiring November 2007
  at USD 25                                               991      $     89,190
NASDAQ Index 100, expiring October 2007
  at USD 202.5                                             72           105,120

Total Options Purchased
(Premiums Paid--$320,209)--0.1%                                         194,310

Total Investments Before Options Written
(Cost--$256,587,360)--120.2%                                        246,854,826


                                                    Number of
Call Options Written                                Contracts          Value

Akamai Technologies, Inc., expiring November 2007
   at USD 35                                              991      $   (76,803)

Total Options Written
(Premiums Received--$73,333)--0.0%                                     (76,803)

Total Investments, Net of Options Written
(Cost--$256,514,027*)--120.2%                                       246,778,023
Liabilities in Excess of Other Assets--(20.2%)                     (41,380,405)
                                                                   ------------
Net Assets--100.0%                                                 $205,397,618
                                                                   ============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     258,915,890
                                                  =================
    Gross unrealized appreciation                 $       8,107,327
    Gross unrealized depreciation                      (20,245,194)
                                                  -----------------
    Net unrealized depreciation                   $    (12,137,867)
                                                  =================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                      $ (194,894)          $ 72,818
    BlackRock Liquidity Series, LLC
       Money Market Series                     $8,992,100          $ 64,569


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of September 30, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

    See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Statement of Assets and Liabilities

As of September 30, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (including securities loaned of $40,512,833)
(identified cost--$214,128,051)                                                                                   $   204,521,416
Investments in affiliated securities, at value (identified cost--$42,139,100)                                          42,139,100
Options purchased, at value (premiums paid--$320,209)                                                                     194,310
Foreign cash (cost--$181,270)                                                                                             183,795
Receivables:
     Securities sold                                                                           $     4,336,003
     Capital shares sold                                                                               100,651
     Options written                                                                                    73,333
     Securities lending                                                                                 13,084
     Dividends                                                                                           6,367
     Interest from affiliates                                                                              834          4,530,272
                                                                                               ---------------
Prepaid expenses and other assets                                                                                         306,389
                                                                                                                  ---------------
Total assets                                                                                                          251,875,282
                                                                                                                  ---------------

Liabilities

Collateral on securities loaned, at value                                                                              42,139,100
Options written, at value (premiums received--$73,333)                                                                     76,803
Bank overdraft                                                                                                            129,917
Payables:
     Securities purchased                                                                            3,104,877
     Capital shares redeemed                                                                           416,051
     Other affiliates                                                                                  172,271
     Investment adviser                                                                                138,775
     Options purchased                                                                                  85,226
     Distributor                                                                                        59,423          3,976,623
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                    155,221
                                                                                                                  ---------------
Total liabilities                                                                                                      46,477,664
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $   205,397,618
                                                                                                                  ===============

Net Assets Consist of

Institutional Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                               $       797,025
Investor A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                                          862,876
Investor B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized                                          433,552
Investor C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                                          309,882
Class R Shares of Common Stock, $.10 par value, 200,000,000 shares authorized                                              20,106
Paid-in capital in excess of par                                                                                    1,394,259,101
Accumulated investment loss--net                                                               $   (1,754,183)
Accumulated realized capital losses--net                                                       (1,179,797,262)
Unrealized depreciation--net                                                                       (9,733,479)
                                                                                               ---------------
Total accumulated losses--net                                                                                     (1,191,284,924)
                                                                                                                  ---------------
Net Assets                                                                                                        $   205,397,618
                                                                                                                  ===============

Net Asset Value

Institutional--Based on net assets of $70,152,993 and 7,970,245 shares outstanding                                $          8.80
                                                                                                                  ===============
Investor A--Based on net assets of $74,264,501 and 8,628,763 shares outstanding                                   $          8.61
                                                                                                                  ===============
Investor B--Based on net assets of $34,625,654 and 4,335,521 shares outstanding                                   $          7.99
                                                                                                                  ===============
Investor C--Based on net assets of $24,683,105 and 3,098,824 shares outstanding                                   $          7.97
                                                                                                                  ===============
Class R--Based on net assets of $1,671,365 and 201,063 shares outstanding                                         $          8.31
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Statement of Operations

For the Six Months Ended September 30, 2007 (Unaudited)
Investment Income

Dividends (net of $1,230 foreign withholding tax)                                                                 $       296,284
Interest from affiliates                                                                                                   72,818
Securities lending--net                                                                                                    64,569
                                                                                                                  ---------------
Total income                                                                                                              433,671
                                                                                                                  ---------------

Expenses

Investment advisory fees                                                                       $     1,039,449
Service and distribution fees--Investor B                                                              191,169
Transfer agent fees--Investor B                                                                        147,343
Transfer agent fees--Investor A                                                                        147,307
Transfer agent fees--Institutional                                                                     128,911
Service and distribution fees--Investor C                                                              125,165
Transfer agent fees--Investor C                                                                         94,062
Service fees--Investor A                                                                                92,768
Professional fees                                                                                       66,791
Accounting services                                                                                     52,448
Printing and shareholder reports                                                                        40,051
Registration fees                                                                                       38,179
Custodian fees                                                                                          36,803
Directors' fees and expenses                                                                            18,284
Service and distribution fees--Class R                                                                   3,272
Transfer agent fees--Class R                                                                             2,788
Other                                                                                                   12,582
                                                                                               ---------------
Total expenses before waiver                                                                         2,237,372
Waiver of expenses                                                                                    (50,974)
                                                                                               ---------------
Total expenses after waiver                                                                                             2,186,398
                                                                                                                  ---------------
Investment loss--net                                                                                                  (1,752,727)
                                                                                                                  ---------------

Realized & Unrealized Gain (Loss)--Net

Realized gain (loss) on:
     Investments--net                                                                               19,577,622
     Options written--net                                                                              115,666
     Foreign currency transactions--net                                                                   (57)         19,693,231
                                                                                               ---------------
Change in unrealized appreciation/depreciation on:
     Investments--net                                                                              (1,175,508)
     Options written--net                                                                               17,303
     Foreign currency transactions--net                                                                  2,627        (1,155,578)
                                                                                               ---------------    ---------------
Total realized and unrealized gain--net                                                                                18,537,653
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    16,784,926
                                                                                                                  ===============

See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Statements of Changes in Net Assets

                                                                                                 For the Six           For the
                                                                                                Months Ended          Year Ended
                                                                                              September 30, 2007      March 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)             2007
Operations

Investment loss--net                                                                           $   (1,752,727)    $   (3,875,698)
Realized gain--net                                                                                  19,693,231          3,781,290
Change in unrealized appreciation/depreciation--net                                                (1,155,578)        (9,437,839)
                                                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                                     16,784,926        (9,532,247)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions                                (20,646,350)       (70,982,944)
                                                                                               ---------------    ---------------
Redemption Fee

Redemption fee                                                                                           1,782              3,022
                                                                                               ---------------    ---------------

Net Assets

Total decrease in net assets                                                                       (3,859,642)       (80,512,169)
Beginning of period                                                                                209,257,260        289,769,429
                                                                                               ---------------    ---------------
End of period*                                                                                 $   205,397,618    $   209,257,260
                                                                                               ===============    ===============
     * Accumulated investment loss--net                                                        $   (1,754,183)    $       (1,456)
                                                                                               ===============    ===============

       See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Financial Highlights

                                                                               Institutional
                                           For the Six
                                           Months Ended
The following per share data and ratios   September 30,
have been derived from information             2007                         For the Year Ended March 31,
provided in the financial statements.      (Unaudited)        2007            2006          2005            2004          2003
Per Share Operating Performance

Net asset value, beginning of period        $      8.11    $      8.28    $      7.00    $      7.82    $      4.77    $      8.06
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investment loss--net***                           (.05)          (.09)          (.07)          (.06)          (.09)          (.07)
Realized and unrealized gain (loss)--net          .74++        (.08)++         1.35++        (.76)++           3.14         (3.22)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                    .69          (.17)           1.28          (.82)           3.05         (3.29)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $      8.80    $      8.11    $      8.28    $      7.00    $      7.82    $      4.77
                                            ===========    ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share             8.51%+++        (2.05%)         18.29%       (10.49%)         63.94%       (40.82%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                          1.57%*          1.65%          1.54%          1.69%          1.60%          1.69%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Expenses                                         1.62%*          1.72%          1.58%          1.71%          1.60%          1.69%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Investment loss--net                           (1.16%)*        (1.14%)         (.97%)         (.85%)        (1.31%)        (1.30%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)    $    70,153    $    68,415    $    88,112    $    95,897    $   219,677    $   144,992
                                            ===========    ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                  90%           254%           166%           191%           121%            78%
                                            ===========    ===========    ===========    ===========    ===========    ===========

  *  Annualized.

 **  Total investment returns exclude the effects of any sales charges.

***  Based on average shares outstanding.

 ++  Includes a redemption fee, which is less than $.01 per share.

+++  Aggregate total investment return.

     See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Financial Highlights (continued)

                                                                                 Investor A
                                           For the Six
                                           Months Ended
The following per share data and ratios   September 30,
have been derived from information             2007                         For the Year Ended March 31,
provided in the financial statements.      (Unaudited)        2007            2006          2005            2004          2003
Per Share Operating Performance

Net asset value, beginning of period        $      7.94    $      8.13    $      6.89    $      7.72    $      4.72    $      7.99
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investment loss--net***                           (.06)          (.11)          (.09)          (.08)          (.11)          (.09)
Realized and unrealized gain (loss)--net          .73++        (.08)++         1.33++        (.75)++           3.11         (3.18)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                    .67          (.19)           1.24          (.83)           3.00         (3.27)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $      8.61    $      7.94    $      8.13    $      6.89    $      7.72    $      4.72
                                            ===========    ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share             8.44%+++        (2.34%)         18.00%       (10.75%)         63.56%       (40.93%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                          1.85%*          1.91%          1.79%          1.94%          1.85%          1.94%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Expenses                                         1.90%*          1.98%          1.84%          1.97%          1.85%          1.94%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Investment loss--net                           (1.43%)*        (1.39%)        (1.22%)        (1.14%)        (1.56%)        (1.55%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)    $    74,265    $    72,932    $    67,464    $    74,023    $   108,969    $    73,949
                                            ===========    ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                  90%           254%           166%           191%           121%            78%
                                            ===========    ===========    ===========    ===========    ===========    ===========

  *  Annualized.

 **  Total investment returns exclude the effects of sales charges.

***  Based on average shares outstanding.

 ++  Includes a redemption fee, which is less than $.01 per share.

+++  Aggregate total investment return.

     See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Financial Highlights (continued)

                                                                                 Investor B
                                           For the Six
                                           Months Ended
The following per share data and ratios   September 30,
have been derived from information             2007                         For the Year Ended March 31,
provided in the financial statements.      (Unaudited)        2007            2006          2005            2004          2003
Per Share Operating Performance

Net asset value, beginning of period        $      7.41    $      7.65    $      6.54    $      7.38    $      4.55    $      7.78
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investment loss--net***                           (.10)          (.16)          (.14)          (.13)          (.16)          (.13)
Realized and unrealized gain (loss)--net          .68++        (.08)++         1.25++        (.71)++           2.99         (3.10)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                    .58          (.24)           1.11          (.84)           2.83         (3.23)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $      7.99    $      7.41    $      7.65    $      6.54    $      7.38    $      4.55
                                            ===========    ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share             7.83%+++        (3.14%)         16.97%       (11.38%)         62.20%       (41.52%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                          2.98%*          2.74%          2.63%          2.77%          2.68%          2.78%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Expenses                                         3.02%*          2.81%          2.67%          2.80%          2.68%          2.78%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Investment loss--net                           (2.56%)*        (2.23%)        (2.06%)        (1.98%)        (2.39%)        (2.41%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)    $    34,626    $    41,487    $    98,273    $   129,911    $   224,281    $   181,756
                                            ===========    ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                  90%           254%           166%           191%           121%            78%
                                            ===========    ===========    ===========    ===========    ===========    ===========

  *  Annualized.

 **  Total investment returns exclude the effects of sales charges.

***  Based on average shares outstanding.

 ++  Includes a redemption fee, which is less than $.01 per share.

+++  Aggregate total investment return.

     See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Financial Highlights (continued)

                                                                                 Investor C
                                           For the Six
                                           Months Ended
The following per share data and ratios   September 30,
have been derived from information             2007                         For the Year Ended March 31,
provided in the financial statements.      (Unaudited)        2007            2006          2005            2004          2003
Per Share Operating Performance

Net asset value, beginning of period        $      7.39    $      7.63    $      6.52    $      7.37    $      4.55    $      7.77
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investment loss--net***                           (.10)          (.16)          (.15)          (.13)          (.16)          (.13)
Realized and unrealized gain (loss)--net          .68++        (.08)++         1.26++        (.72)++           2.98         (3.09)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                    .58          (.24)           1.11          (.85)           2.82         (3.22)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $      7.97    $      7.39    $      7.63    $      6.52    $      7.37    $      4.55
                                            ===========    ===========    ===========    ===========    ===========    ===========

Total Investment Return**

Based on net asset value per share             7.85%+++        (3.15%)         17.02%       (11.53%)         61.98%       (41.44%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                          2.96%*          2.77%          2.67%          2.82%          2.73%          2.85%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Expenses                                         3.00%*          2.84%          2.72%          2.85%          2.73%          2.85%
                                            ===========    ===========    ===========    ===========    ===========    ===========
Investment loss--net                           (2.54%)*        (2.26%)        (2.10%)        (2.02%)        (2.44%)        (2.48%)
                                            ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)    $    24,683    $    25,176    $    34,421    $    40,997    $    66,594    $    50,295
                                            ===========    ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                  90%           254%           166%           191%           121%            78%
                                            ===========    ===========    ===========    ===========    ===========    ===========

  *  Annualized.

 **  Total investment returns exclude the effects of sales charges.

***  Based on average shares outstanding.

 ++  Includes a redemption fee, which is less than $.01 per share.

+++  Aggregate total investment return.

     See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Financial Highlights (concluded)


                                                                              Class R
                                          For the Six
                                          Months Ended                                                           For the Period
The following per share data and ratios  September 30,                                                        January 3, 2003++++
have been derived from information            2007                  For the Year Ended March 31,                  to March 31,
provided in the financial statements.     (Unaudited)          2007           2006           2005       2004          2003
Per Share Operating Performance

Net asset value, beginning of period        $      7.68    $      7.88    $      6.69    $      7.52    $      4.57    $     4.92
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investment loss--net**                            (.07)          (.12)          (.11)          (.09)          (.13)          (.01)
Realized and unrealized gain (loss)--net          .70++        (.08)++         1.30++        (.74)++           3.08          (.34)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                    .63          (.20)           1.19          (.83)           2.95          (.35)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period              $      8.31    $      7.68    $      7.88    $      6.69    $      7.52    $      4.57
                                            ===========    ===========    ===========    ===========    ===========    ===========

Total Investment Return

Based on net asset value per share             8.20%+++        (2.54%)         17.79%       (11.04%)         64.55%     (7.11%)+++
                                            ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses, net of waiver                          2.13%*          2.16%          2.03%          2.21%          2.10%         2.17%*
                                            ===========    ===========    ===========    ===========    ===========    ===========
Expenses                                         2.18%*          2.23%          2.07%          2.25%          2.10%         2.17%*
                                            ===========    ===========    ===========    ===========    ===========    ===========
Investment loss--net                           (1.72%)*        (1.64%)        (1.45%)        (1.34%)        (1.81%)       (1.46%)*
                                            ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)    $     1,671    $     1,248    $     1,499    $     1,159    $       472    $   --+++++
                                            ===========    ===========    ===========    ===========    ===========    ===========
Portfolio turnover                                  90%           254%           166%           191%           121%            78%
                                            ===========    ===========    ===========    ===========    ===========    ===========

    *   Annualized.

   **   Based on average shares outstanding.

   ++   Includes a redemption fee, which is less than $.01 per share.

 ++++   Commencement of operations.

  +++   Aggregate total investment return.

+++++   Amount is less than $1,000.

        See Notes to Financial Statements.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:

BlackRock Technology Fund, Inc. (formerly BlackRock Global Technology Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class
R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its service and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Notes to Financial Statements (continued)


* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Swaps--The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Dividends and distributions to shareholders--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Notes to Financial Statements (continued)


(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Bank overdraft--The Fund recorded a bank overdraft which resulted from management estimates of available cash.

(i) Recent accounting pronouncements--Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. As compensation for its services to the Fund, the Manager receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Fund not exceeding $1 billion, 0.95% of the average daily net assets of the Fund in excess of $1 billion but not exceeding $2 billion and 0.90% of the average daily net assets in excess of $2 billion. The Manager has voluntarily agreed to waive .10% of its fee. The amount of the waiver can be discontinued or reduced at any time. For the six months ended September 30, 2007, the Manager earned fees of $1,039,449, of which $50,974 was waived.

In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Notes to Financial Statements (continued)


                                             Service       Distribution
                                                 Fee                Fee

Investor A                                      .25%                 --
Investor B                                      .25%               .75%
Investor C                                      .25%               .75%
Class R                                         .25%               .25%


Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended September 30, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $3,087.

For the six months ended September 30, 2007, affiliates received contingent deferred sales charges of $11,961 and $607 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $90 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2007, the following amounts have been accrued by the Fund to reimburse BlackRock for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

                                         Call Center
                                                Fees

Institutional                                 $5,803
Investor A                                    $3,938
Investor B                                    $3,275
Investor C                                    $2,059
Class R                                       $   15


The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of September 30, 2007, the Fund lent securities with a value of $8,619,561 to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended September 30, 2007, BIM received $20,314 in securities lending agent fees.

In addition, MLPF&S received $239,278 in commissions on the execution of portfolio security transactions for the Fund for the six months ended September 30, 2007.

For the six months ended September 30, 2007, the Fund reimbursed the Manager $1,772, for certain accounting services.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2007 were $184,615,427 and $206,331,151, respectively.

Transactions in call options written for the six months ended September 30, 2007 were as follows:


                                           Number of           Premiums
                                           Contracts           Received

Outstanding call options written,
   beginning of period                         2,047    $       333,273
Options written                                1,418            116,365
Options closed                               (2,290)          (360,850)
Options expired                                (184)           (15,455)
                                     ---------------    ---------------
Outstanding call options written,
   end of period                                 991    $        73,333
                                     ===============    ===============


4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $20,646,350 and $70,982,944 for the six months ended September 30, 2007 and for the year ended March 31, 2007, respectively.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)


Transactions in capital shares for each class were as follows:


Institutional Shares for the Six Months                            Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                    167,101    $     1,412,048
Shares redeemed                              (635,678)        (5,436,334)
                                       ---------------    ---------------
Net decrease                                 (468,577)    $   (4,024,286)
                                       ===============    ===============



Institutional Shares for the Year                                  Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                    213,214    $     1,611,784
Shares redeemed                            (2,419,891)       (19,003,045)
                                       ---------------    ---------------
Net decrease                               (2,206,677)    $  (17,391,261)
                                       ===============    ===============



Investor A Shares for the Six Months                               Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                    627,311    $     5,254,046
Shares redeemed                            (1,185,914)        (9,920,319)
                                       ---------------    ---------------
Net decrease                                 (558,603)    $   (4,666,273)
                                       ===============    ===============



Investor A Shares for the Year                                     Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                  1,145,076    $     8,908,559
Automatic conversion of shares               3,177,125         22,369,145
                                       ---------------    ---------------
Total issued                                 4,322,201         31,277,704
Shares redeemed                            (3,437,489)       (26,385,522)
                                       ---------------    ---------------
Net increase                                   884,712    $     4,892,182
                                       ===============    ===============



Investor B Shares for the Six Months                               Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                     92,200    $       723,374
Shares redeemed                            (1,357,312)       (10,585,319)
                                       ---------------    ---------------
Net decrease                               (1,265,112)    $   (9,861,945)
                                       ===============    ===============



Investor B Shares for the Year                                     Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                    313,773    $     2,252,477
                                       ---------------    ---------------
Shares redeemed                            (4,182,643)       (30,194,320)
Automatic conversion of shares             (3,381,215)       (22,369,145)
                                       ---------------    ---------------
Total redeemed                             (7,563,858)       (52,563,465)
                                       ---------------    ---------------
Net decrease                               (7,250,085)    $  (50,310,988)
                                       ===============    ===============



Investor C Shares for the Six Months                               Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                    137,624    $     1,074,720
Shares redeemed                              (446,765)        (3,482,145)
                                       ---------------    ---------------
Net decrease                                 (309,141)    $   (2,407,425)
                                       ===============    ===============



Investor C Shares for the Year                                     Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                    209,647    $     1,501,848
Shares redeemed                            (1,314,918)        (9,469,594)
                                       ---------------    ---------------
Net decrease                               (1,105,271)    $   (7,967,746)
                                       ===============    ===============



Class R Shares for the Six Months                                  Dollar
Ended September 30, 2007                        Shares             Amount

Shares sold                                     84,648    $       687,148
Shares redeemed                               (46,174)          (373,569)
                                       ---------------    ---------------
Net increase                                    38,474    $       313,579
                                       ===============    ===============



Class R Shares for the Year                                        Dollar
Ended March 31, 2007                            Shares             Amount

Shares sold                                    105,343    $       800,500
Shares redeemed                              (133,046)        (1,005,631)
                                       ---------------    ---------------
Net decrease                                  (27,703)    $     (205,131)
                                       ===============    ===============


The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) on Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year six months ended September 30, 2007.


6. Capital Loss Carryforward:

On March 31, 2007, the Fund had a net capital loss carryforward of $1,196,925,169, of which $10,434,955 expires in 2008, $37,623,208 expires in
2009, $918,433,560 expires in 2010, $226,710,557 expires in 2011 and
$3,722,889 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Proxy Results


During the six-month period ended September 30, 2007, the shareholders of BlackRock Technology Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                            Shares Voted         Shares Withheld
                                                                                For                From Voting
To elect the Fund's Board of Directors:      David O. Beim                   18,196,640             1,196,153
                                             Richard S. Davis                18,201,686             1,191,107
                                             Ronald W. Forbes                18,199,484             1,193,309
                                             Henry Gabbay                    18,198,360             1,194,433
                                             Dr. Matina Horner               18,203,725             1,189,068
                                             Rodney D. Johnson               18,200,486             1,192,307
                                             Herbert I. London               18,199,847             1,192,946
                                             Cynthia A. Montgomery           18,206,117             1,186,676
                                             Joseph P. Platt, Jr.            18,202,256             1,190,537
                                             Robert C. Robb, Jr.             18,201,680             1,191,113
                                             Toby Rosenblatt                 18,198,171             1,194,622
                                             Kenneth L. Urish                18,200,244             1,192,549
                                             Frederick W. Winter             18,201,674             1,191,119



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



BlackRock Fund Information


BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
   http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account


The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at
(800) 441-7762.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



BlackRock Fund Information (concluded)


Availability of Additional Information (concluded)


Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.


Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.


Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.



Shareholder Privileges


Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.


Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.


Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.


Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



Officers and Directors as of September 30, 2007


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
PFPC Inc.
Wilmington, DE 19809



BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007



A World-Class Mutual Fund Family


BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.


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BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio++
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BlackRock Global Allocation Fund++
BlackRock Global Dynamic Equity Fund
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BlackRock Commodity Strategies Fund
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BlackRock Intermediate Bond Portfolio II
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BlackRock Short-Term Bond Fund
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BlackRock AMT-Free Municipal Bond Portfolio
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  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050


 * See the prospectus for information on specific limitations on investments in the fund.

++ Mixed asset fund.


BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


BLACKROCK TECHNOLOGY FUND, INC.                              SEPTEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Technology Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Technology Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Technology Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Technology Fund, Inc.


Date: November 20, 2007